UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

Municipal Bonds and Notes—97.7%
California—80.7%
$590,000	Adelanto, CA Improvement Agency, Series B1	5.500%		12/01/2023	12/01/2015	A	$590,678

740,000	Adelanto, CA Public Financing Authority, Series B2	6.300		09/01/2028	03/01/2016	A	754,193

975,000	Adelanto, CA Public Utility Authority	6.625		07/01/2031	07/01/2019	A	1,102,062

200,000	Adelanto, CA Public Utility Authority	6.000		07/01/2023	07/01/2019	A	223,962

100,000	Adelanto, CA Public Utility Authority	5.875		07/01/2022	07/01/2019	A	111,732

5,985,000	Adelanto, CA Public Utility Authority	5.000		07/01/2024	12/08/2018	A	6,191,782

600,000	Adelanto, CA Public Utility Authority	6.250		07/01/2026	07/01/2019	A	672,636

12,725,000	Adelanto, CA Public Utility Authority	6.750		07/01/2039	07/01/2019	A	14,390,957

1,000,000	Alameda, CA Corridor Transportation Authority[2]	5.450	[3]	10/01/2025	10/01/2017	A	1,079,110

1,750,000	Alameda, CA Corridor Transportation Authority	5.000		10/01/2029	10/01/2023	A	2,048,830

30,000	Antelope Valley, CA Healthcare District[2]	5.200		01/01/2017	11/30/2015	A	30,126

2,000,000	Antelope Valley, CA Healthcare District[2]	5.200		01/01/2020	11/30/2015	A	2,007,460

55,000	Antelope Valley, CA Healthcare District[2]	5.200		01/01/2027	11/30/2015	A	55,151

25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[2]	5.125		05/01/2019	11/30/2015	A	25,083

180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125		05/01/2023	11/30/2015	A	180,729

15,000	Aromas, CA Water District	5.600		09/01/2018	03/01/2016	A	15,120

15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500		06/01/2019	11/30/2015	A	15,023

25,000	Auburn, CA Union School District COP[2]	5.750		09/01/2017	11/30/2015	A	25,093

120,000	Baldwin Park, CA Redevel. Agency[2]	5.750		09/01/2030	11/30/2015	A	120,227

280,000	Bay Area, CA Governments Association[2]	6.000		12/15/2024	12/15/2015	A	282,016

655,000	Beaumont, CA Financing Authority, Series A	5.000		09/01/2027	09/01/2023	A	701,688

25,000	Beaumont, CA Financing Authority, Series A	5.700		09/01/2035	11/30/2015	A	25,533

135,000	Beaumont, CA Financing Authority, Series A	7.000		09/01/2023	11/30/2015	A	135,429

740,000	Beaumont, CA Financing Authority, Series B	5.000		09/01/2025	09/12/2024	B	846,900

855,000	Beaumont, CA Financing Authority, Series C	5.500		09/01/2029	11/30/2015	A	867,013

25,000	Bell, CA Community Redevel. Agency Tax Allocation[2]	5.625		10/01/2033	11/30/2015	A	25,003

110,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[2]	5.500		09/01/2027	03/01/2016	A	110,594

45,000	Brea & Olinda, CA Unified School District COP	5.500		08/01/2017	11/30/2015	A	45,204

100,000	Buena Park, CA Community Redevel. Agency[2]	5.625		09/01/2033	09/01/2018	A	110,536

100,000	Buena Park, CA Community Redevel. Agency[2]	5.250		09/01/2025	09/01/2018	A	109,479

50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)	5.250		12/01/2027	12/01/2017	A	54,871

25,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI / LLMC / CEI Obligated Group)	5.200		11/15/2023	11/29/2015	A	25,099

35,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)[2]	5.200		12/01/2021	12/01/2015	A	35,078

250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[2]	5.000		07/01/2024	07/01/2022	A	282,672

1  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

California (Continued)

$8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH / SRHF / SRMB Obligated Group)[2]	6.000%		05/15/2029	05/15/2019	A	$9,821,029

5,000	CA ABAG Finance Authority for NonProfit Corporations COP[2]	5.800		03/01/2023	11/30/2015	A	5,018

5,000	CA ABAG Finance Authority for NonProfit Corporations COP[2]	5.600		11/01/2023	11/30/2015	A	5,021

205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[2]	5.350		10/01/2029	11/30/2015	A	205,211

360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500		01/01/2033	12/31/2015	A	359,971

545,000	CA Communities Transportation Revenue COP	5.250		06/01/2025	06/01/2022	A	625,589

575,000	CA Communities Transportation Revenue COP	5.250		06/01/2026	06/01/2022	A	655,287

605,000	CA Communities Transportation Revenue COP	5.250		06/01/2027	06/01/2022	A	684,055

515,000	CA Communities Transportation Revenue COP	5.250		06/01/2024	06/01/2022	A	594,748

490,000	CA Communities Transportation Revenue COP	5.250		06/01/2023	06/01/2022	A	571,791

65,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)[2]	5.000		04/01/2021	04/01/2016	A	65,793

680,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)[2]	5.625		04/01/2026	04/01/2016	A	687,494

55,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)[2]	4.500		06/01/2021	05/04/2018	B	54,880

435,000	CA County Tobacco Securitization Agency (TASC)[2]	6.000		06/01/2042	11/30/2015	A	435,048

390,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2035	11/30/2015	A	390,047

7,055,000	CA County Tobacco Securitization Agency (TASC)[2]	5.750		06/01/2029	11/30/2015	A	7,055,847

505,000	CA County Tobacco Securitization Agency (TASC)[2]	5.100	[3]	06/01/2028	07/05/2023	B	498,061

10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[4]	06/01/2046	06/01/2046		507,394

595,000	CA County Tobacco Securitization Agency (TASC)[2]	5.000		06/01/2026	11/30/2015	A	595,089

305,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2043	11/30/2015	A	305,037

220,000	CA County Tobacco Securitization Agency (TASC)[2]	5.500		06/01/2033	11/30/2015	A	220,007

495,000	CA County Tobacco Securitization Agency (TASC)[2]	5.625		06/01/2023	11/30/2015	A	495,064

5,230,000	CA County Tobacco Securitization Agency (TASC)[2]	6.000		06/01/2035	11/30/2015	A	5,230,575

170,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2027	11/30/2015	A	170,020

1,005,000	CA Dept. of Transportation COP	5.250		03/01/2016	11/30/2015	A	1,009,352

2  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$690,000	CA Dept. of Water Resources (Center Valley)	5.250%	07/01/2022	11/30/2015	A	$692,988

1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2022	06/01/2022		1,279,860

400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2024	06/01/2022	A	448,244

65,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	11/30/2015	A	65,247

80,000	CA Educational Facilities Authority (California Western School of Law)[2]	5.000	10/01/2028	11/30/2015	A	80,130

1,390,000	CA Educational Facilities Authority (Dominican University of California)[2]	5.000	12/01/2036	12/01/2016	A	1,433,799

20,000	CA Educational Facilities Authority (Pepperdine University)[2]	5.000	12/01/2035	12/01/2015	A	20,074

120,000	CA Educational Facilities Authority (Southwestern Law School)[2]	5.000	11/01/2023	11/30/2015	A	120,242

235,000	CA Educational Facilities Authority (University of Redlands)	5.000	10/01/2025	11/30/2015	A	235,893

25,000	CA GO	5.250	04/01/2021	11/30/2015	A	25,107

605,000	CA GO2	6.250	10/01/2019	04/01/2016	A	620,530

25,000	CA GO	5.250	04/01/2018	11/30/2015	A	25,108

25,000	CA GO	5.250	04/01/2019	11/30/2015	A	25,108

5,000	CA GO2	6.000	05/01/2024	05/01/2016	A	5,143

5,000	CA GO2	6.000	08/01/2019	02/01/2016	A	5,074

905,000	CA GO2	6.250	10/01/2019	04/01/2016	A	928,231

20,000	CA GO2	6.000	05/01/2018	05/01/2016	A	20,590

40,000	CA GO	5.625	05/01/2026	11/30/2015	A	40,181

25,000	CA GO	5.000	06/01/2017	11/30/2015	A	25,103

15,000	CA GO2	5.375	06/01/2026	12/01/2015	A	15,066

110,000	CA GO2	5.000	12/01/2026	12/01/2016	A	115,558

50,000	CA GO	5.000	06/01/2019	11/30/2015	A	50,206

195,000	CA GO2	5.250	06/01/2021	12/01/2015	A	195,862

10,000	CA GO	4.750	02/01/2017	11/30/2015	A	10,039

110,000	CA GO2	5.375	06/01/2026	12/01/2015	A	110,492

90,000	CA GO2	6.000	08/01/2024	02/01/2016	A	91,295

75,000	CA GO2	5.000	09/01/2032	09/01/2016	A	77,938

500,000	CA GO2	5.000	08/01/2025	02/01/2017	A	527,520

3,975,000	CA GO2	5.000	09/01/2028	03/01/2016	A	4,037,447

5,000	CA GO2	5.200	11/01/2031	11/30/2015	A	5,019

20,000	CA GO2	5.250	06/01/2016	12/01/2015	A	20,090

80,000	CA GO2	5.250	06/01/2017	12/01/2015	A	80,358

5,000	CA GO2	5.600	09/01/2021	03/01/2016	A	5,092

10,000	CA GO2	5.625	09/01/2024	03/01/2016	A	10,178

10,000	CA GO1,2	5.750	11/01/2017	05/01/2016	A	10,283

230,000	CA GO2	5.900	04/01/2023	04/01/2016	A	235,354

75,000	CA GO2	5.900	03/01/2025	03/01/2016	A	76,405

65,000	CA GO2	5.600	09/01/2021	03/01/2016	A	66,191

1,465,000	CA GO2	5.900	04/01/2023	04/01/2016	A	1,499,105

5,000	CA GO	5.000	10/01/2028	11/30/2015	A	5,021

55,000	CA GO2	6.000	10/01/2021	04/01/2016	A	56,347

1,995,000	CA GO1,2	5.750	11/01/2017	05/01/2016	A	2,051,458

3  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$65,000	CA GO2	5.500%	04/01/2019	04/01/2016	A	$66,466

5,000	CA GO	5.000	10/01/2022	11/30/2015	A	5,020

20,000	CA GO2	5.500	10/01/2022	04/01/2016	A	20,443

5,000	CA GO	5.000	10/01/2017	11/30/2015	A	5,021

5,000	CA GO	5.000	10/01/2018	11/30/2015	A	5,021

80,000	CA GO2	5.625	10/01/2021	04/01/2016	A	81,834

40,000	CA GO2	5.000	11/01/2022	05/01/2016	A	40,959

125,000	CA GO2	5.000	11/01/2022	05/01/2016	A	127,996

235,000	CA GO2	5.625	10/01/2023	04/01/2016	A	240,201

10,000	CA GO2	5.625	10/01/2026	04/01/2016	A	10,219

4,970,000	CA GO2	5.250	09/01/2024	09/01/2021	A	5,986,067

5,000	CA GO	5.000	10/01/2018	11/30/2015	A	5,021

15,000	CA GO2	5.500	03/01/2020	03/01/2016	A	15,270

85,000	CA GO2	5.750	03/01/2023	03/01/2016	A	86,549

45,000	CA GO2	6.000	03/01/2024	03/01/2016	A	45,855

35,000	CA GO	5.000	10/01/2023	11/30/2015	A	35,140

1,305,000	CA GO2	5.000	11/01/2032	11/01/2017	A	1,410,144

20,000	CA GO	5.000	10/01/2023	11/30/2015	A	20,080

25,000	CA GO2	5.500	03/01/2020	03/01/2016	A	25,451

20,000	CA GO	5.125	10/01/2027	11/30/2015	A	20,085

800,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[2]	5.000	11/15/2020	11/30/2015	A	803,152

2,000,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[2]	5.000	11/15/2019	11/30/2015	A	2,007,960

1,760,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[2]	5.000	11/15/2021	11/30/2015	A	1,766,846

1,470,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[2]	5.000	11/15/2027	11/30/2015	A	1,475,468

2,000,000	CA Health Facilities Financing Authority (CHCW)[2]	5.250	03/01/2024	03/01/2016	A	2,031,960

3,000,000	CA Health Facilities Financing Authority (El Camino Hospital)[2]	5.000	02/01/2033	02/01/2025	A	3,356,670

1,750,000	CA Health Facilities Financing Authority (El Camino Hospital)[2]	5.000	02/01/2032	02/01/2025	A	1,971,340

10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	11/30/2015	A	10,050

1,890,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[2]	5.625	07/01/2019	11/30/2015	A	1,898,070

35,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250	06/01/2023	11/30/2015	A	35,140

50,000	CA Health Facilities Financing Authority (SCADP)	5.150	05/01/2016	11/30/2015	A	50,201

110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100	01/01/2024	11/30/2015	A	110,428

15,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[2]	5.500	01/01/2019	11/30/2015	A	15,056

1,000,000	CA Health Facilities Financing Authority (Sutter Health)[2]	5.250	08/15/2031	08/15/2021	A	1,163,790

1,000,000	CA HFA (Home Mtg.)[2]	4.950	08/01/2023	02/01/2017	A	1,027,540

4  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$280,000	CA HFA (Home Mtg.)[2]	5.000%	08/01/2037	02/01/2016	A	$286,247

3,000,000	CA HFA (Home Mtg.)[2]	5.450	08/01/2028	08/01/2017	A	3,053,760

2,050,000	CA HFA (Home Mtg.)[2]	5.500	08/01/2042	08/01/2016	A	2,107,543

2,000,000	CA HFA (Home Mtg.)[2]	4.950	08/01/2026	02/01/2016	A	2,015,280

5,650,000	CA HFA (Home Mtg.)[2]	5.300	08/01/2023	08/01/2017	A	5,802,041

550,000	CA HFA (Home Mtg.)[2]	5.500	02/01/2042	02/01/2016	A	554,680

1,060,000	CA HFA, Series C2	5.750	08/01/2030	02/01/2016	A	1,079,069

1,075,000	CA HFA, Series E2	5.000	02/01/2024	02/01/2016	A	1,080,590

10,000	CA Infrastructure and Economic Devel. (Energy Efficiency)	5.000	03/01/2017	11/30/2015	A	10,041

65,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	11/30/2015	A	65,287

3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[2]	5.750	07/01/2030	11/30/2015	A	3,564,910

45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	01/01/2016	A	54,639

50,000	CA Municipal Finance Authority (Biola University)[2]	5.625	10/01/2023	04/01/2018	A	54,316

465,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2030	10/01/2023	A	511,519

335,000	CA Municipal Finance Authority (Biola University)[2]	5.000	10/01/2029	10/01/2023	A	370,949

1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[2]	5.250	02/01/2024	02/01/2019	A	1,143,234

230,000	CA Municipal Finance Authority (Emerson College)[2]	5.000	01/01/2028	01/01/2022	A	256,271

440,000	CA Municipal Finance Authority (NorthBay Healthcare Group)[2]	5.000	11/01/2030	11/01/2024	A	482,931

1,100,000	CA Municipal Finance Authority (NorthBay Healthcare Group)[2]	5.000	11/01/2035	11/01/2024	A	1,196,789

1,030,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500	12/01/2026	11/30/2015	A	1,034,151

1,250,000	CA Pollution Control Financing Authority (WM/WMC/USAWCA Obligated Group)[2]	5.000	01/01/2022	11/30/2015	A	1,276,675

95,000	CA Public Works[2]	6.625	11/01/2034	05/08/2016	A	95,512

10,000	CA Public Works	5.250	10/01/2016	11/30/2015	A	10,042

2,985,000	CA Public Works[2]	6.500	09/01/2017	03/08/2017	B	3,214,696

15,000	CA Public Works (California Community Colleges)	5.125	06/01/2025	11/30/2015	A	15,061

270,000	CA Public Works (California Community Colleges)[2]	5.000	12/01/2017	11/30/2015	A	275,003

45,000	CA Public Works (California Community Colleges)[2]	5.125	06/01/2029	11/30/2015	A	45,166

140,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	11/30/2015	A	140,596

90,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	11/30/2015	A	90,378

70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	11/30/2015	A	70,294

215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	11/30/2015	A	215,881

5  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$25,000	CA Public Works (California Community Colleges)	5.000%	12/01/2016	11/30/2015	A	$25,100

60,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	11/30/2015	A	60,240

50,000	CA Public Works (California Community Colleges)	5.125	09/01/2016	11/30/2015	A	50,205

450,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	11/30/2015	A	451,917

25,000	CA Public Works (California Highway Patrol)	5.000	11/01/2015	11/01/2015		25,003

245,000	CA Public Works (California Science Center)	5.250	10/01/2017	11/30/2015	A	246,027

50,000	CA Public Works (California Science Center)	5.250	10/01/2022	11/30/2015	A	50,200

2,000,000	CA Public Works (California State Prisons)[2]	5.750	10/01/2031	10/01/2021	A	2,436,640

50,000	CA Public Works (California State University)	5.375	10/01/2017	11/30/2015	A	50,214

50,000	CA Public Works (California State University)	5.375	10/01/2016	11/30/2015	A	50,215

750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[2]	5.750	11/01/2029	11/01/2019	A	878,692

370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	11/30/2015	A	371,613

65,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	11/30/2015	A	65,286

45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	11/30/2015	A	45,194

350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	11/30/2015	A	351,508

125,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2016	11/30/2015	A	125,539

110,000	CA Public Works (Dept. of Corrections)[2]	5.000	09/01/2018	11/30/2015	A	110,390

45,000	CA Public Works (Dept. of Corrections)[2]	5.000	09/01/2018	11/30/2015	A	45,160

50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	11/30/2015	A	50,209

2,000,000	CA Public Works (Dept. of Forestry & Fire Protection)[2]	5.000	04/01/2026	04/01/2016	A	2,036,800

125,000	CA Public Works (Dept. of General Services)[2]	5.250	12/01/2015	11/30/2015	A	125,555

20,000	CA Public Works (Dept. of Justice Building)	5.250	11/01/2020	11/30/2015	A	20,080

50,000	CA Public Works (Dept. of Justice)	5.125	11/01/2017	11/30/2015	A	50,204

30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	11/30/2015	A	30,126

35,000	CA Public Works (Dept. of Mental Health)	5.250	04/01/2023	11/30/2015	A	35,150

10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	11/30/2015	A	10,044

30,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	11/30/2015	A	30,131

3,000,000	CA Public Works (Judicial Council)[2]	5.250	12/01/2026	12/01/2021	A	3,629,160

875,000	CA Public Works (Judicial Council)	5.000	03/01/2026	03/01/2023	A	1,036,017

25,000	CA Public Works (Library & Courts Annex)[2]	5.000	05/01/2018	11/30/2015	A	25,022

1,465,000	CA Public Works (State Universities)	5.500	12/01/2018	11/30/2015	A	1,471,461

460,000	CA Public Works (State Universities)	5.400	10/01/2022	11/30/2015	A	461,969

50,000	CA Public Works (Trustees California State University)[2]	5.000	10/01/2019	11/30/2015	A	50,709

20,000	CA Public Works (Various California State Universities)	5.550	09/01/2016	11/30/2015	A	20,089

1,390,000	CA Public Works (Various Community Colleges)[2]	5.625	03/01/2016	11/30/2015	A	1,401,704

2,295,000	CA Public Works (Various Community Colleges)[2]	5.625	03/01/2019	11/30/2015	A	2,333,281

140,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	11/30/2015	A	140,581

1,020,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	11/30/2015	A	1,024,610

1,160,000	CA Public Works (Various State Universities)	5.400	10/01/2022	11/30/2015	A	1,164,965

135,000	CA Public Works (Various State Universities)	5.400	10/01/2022	11/30/2015	A	135,578

30,000	CA Public Works Board (California Highway Patrol)	5.250	11/01/2020	11/30/2015	A	30,120

6  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$375,000	CA School Finance Authority Charter School (Coastal Academy)	5.000%	10/01/2022	03/26/2020	B	$412,174

25,000	CA Statewide CDA	6.625	09/01/2027	11/30/2015	A	25,050

7,000,000	CA Statewide CDA (Bakersfield Reassessment District)[2]	5.000	09/02/2022	07/03/2020	B	7,682,150

1,220,000	CA Statewide CDA (California Hsg. Foundation)[2]	5.250	12/01/2027	12/01/2017	A	1,336,974

1,040,000	CA Statewide CDA (Cathedral City Heritage Park / Glendale Heritage Park Obligated Group)	5.200	06/01/2036	11/30/2015	A	1,046,032

100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[2]	6.000	05/15/2023	05/15/2018	A	110,387

1,425,000	CA Statewide CDA (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)[2]	5.500	07/01/2031	07/01/2017	A	1,521,045

2,825,000	CA Statewide CDA (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVNNH / CMF Obligated Group)[2]	5.500	07/01/2030	06/29/2017	A	3,015,405

45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	11/30/2015	A	45,078

1,500,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	4.750	08/01/2020	11/01/2016	A	1,504,800

2,475,000	CA Statewide CDA (John Muir Health)[2]	5.000	08/15/2028	08/15/2016	A	2,556,650

2,220,000	CA Statewide CDA (John Muir Health)[2]	5.000	08/15/2029	08/15/2016	A	2,292,683

185,000	CA Statewide CDA (John Muir Health)[2]	5.000	08/15/2036	08/15/2016	A	190,892

3,745,000	CA Statewide CDA (John Muir Health)[2]	5.000	08/15/2034	08/15/2016	A	3,865,214

615,000	CA Statewide CDA (KCG/KHAM/KHPAM/KFHP/KFH Obligated Group)[2]	5.250	08/01/2031	08/01/2016	A	634,354

380,000	CA Statewide CDA (Rio Bravo)	6.300	12/01/2018	12/01/2015	A	379,958

3,225,000	CA Statewide CDA (Sherman Oaks Health System)[2]	5.000	08/01/2022	12/02/2020	B	3,690,206

300,000	CA Statewide CDA (SJHS / SJHO / SJHosp / MHRMC / QVHN / SRMH / SAHS / SJHE / RMHF / CHlthSys /MHL / MHPT Obligated Group)[2]	5.125	07/01/2024	07/01/2018	A	331,773

450,000	CA Statewide CDA (Water & Wastewater)	5.125	10/01/2022	11/30/2015	A	451,759

25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	11/30/2015	A	25,061

790,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)[2]	5.125	04/01/2023	11/30/2015	A	791,201

120,000	CA Statewide CDA COP (Internext Group)[2]	5.375	04/01/2030	11/30/2015	A	120,353

365,000	CA Statewide CDA School Facilities (47th & Main)	5.125	07/01/2022	09/05/2019	A	389,729

5,000	CA Statewide CDA Water & Wastewater	5.250	10/01/2027	11/30/2015	A	5,021

10,000	CA Statewide CDA Water & Wastewater	5.750	10/01/2025	11/30/2015	A	10,045

20,000	CA Statewide CDA Water & Wastewater[2]	5.000	10/01/2031	11/30/2015	A	20,073

1,570,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,2]	5.625	05/01/2029	11/30/2015	A	1,570,173

3,293,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,2]	5.625	05/01/2029	11/30/2015	A	3,293,362

3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000	05/01/2037	11/30/2015	A	3,395,373

50,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2017	11/30/2015	A	50,179

25,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	11/30/2015	A	25,103

7  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$60,000	CA Water Resource Devel. GO, Series Q	5.000%	03/01/2016	11/30/2015	A	$60,247

15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	11/30/2015	A	15,062

15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	5.000	09/01/2024	11/30/2015	A	15,395

10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	03/01/2016	A	10,047

35,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.650	09/01/2020	03/01/2016	A	35,271

250,000	Campbell, CA COP (Civic Center)	5.250	10/01/2028	11/30/2015	A	251,082

15,000	Campbell, CA Redevel. Agency Tax Allocation[2]	5.800	10/01/2027	11/30/2015	A	15,024

15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[2]	5.300	09/01/2023	03/01/2016	A	15,102

35,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation[2]	5.250	09/01/2019	03/01/2016	A	35,352

50,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2016	A	50,412

30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2016	A	30,356

60,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2016	A	60,628

1,985,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2016	A	2,032,620

50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	B	45,923

50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	B	45,542

5,000	Central CA Unified School District	5.625	03/01/2018	03/01/2016	A	5,090

110,000	Chico, CA Public Financing Authority[2]	5.000	04/01/2019	11/30/2015	A	110,354

150,000	Chico, CA Public Financing Authority[2]	5.000	04/01/2018	11/30/2015	A	150,511

850,000	Chico, CA Unified School District[2]	5.000	08/01/2025	08/01/2018	A	941,910

2,980,000	Chino, CA Public Financing Authority[2]	5.000	09/01/2032	09/01/2025	A	3,330,716

1,230,000	Chino, CA Public Financing Authority[2]	5.000	09/01/2028	09/01/2025	A	1,407,304

1,280,000	Chino, CA Public Financing Authority[2]	5.000	09/01/2029	09/01/2025	A	1,455,680

900,000	Chino, CA Public Financing Authority[2]	5.000	09/01/2030	09/01/2025	A	1,016,280

950,000	Chino, CA Public Financing Authority[2]	5.000	09/01/2031	09/01/2025	A	1,067,676

1,250,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[2]	5.000	12/01/2027	12/01/2015	A	1,280,087

7,250,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[2]	5.000	12/01/2027	12/01/2015	A	7,424,507

1,750,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[2]	5.000	12/01/2027	12/01/2015	A	1,792,122

25,000	Clovis, CA Public Financing Authority[2]	5.000	08/01/2026	12/04/2015	A	25,115

100,000	Clovis, CA Public Financing Authority[2]	5.000	08/01/2035	12/04/2015	A	100,461

55,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2016	A	55,478

1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020		1,951,537

1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021		2,190,033

1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022	A	1,513,076

410,000	Compton, CA Sewer[2]	5.375	09/01/2023	11/30/2015	A	410,402

25,000	Concord, CA GO	5.000	08/01/2017	11/30/2015	A	25,078

465,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[2]	5.125	08/01/2019	11/30/2015	A	465,084

8  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000%	09/01/2027	03/01/2016	A	$102,807

25,000	Corona-Norco, CA Unified School District Public Financing Authority	5.000	09/01/2026	09/01/2016	A	25,337

185,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	7.000	10/01/2021	10/01/2021		229,043

35,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	6.875	10/01/2020	10/01/2020		42,280

120,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	6.625	10/01/2018	10/01/2018		136,447

5,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	6.000	10/01/2016	10/01/2016		5,190

155,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	6.875	10/01/2019	10/01/2019		183,120

115,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	6.250	10/01/2017	10/01/2017		125,409

110,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	7.125	10/01/2020	10/01/2020		134,106

315,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	7.750	10/01/2027	10/01/2021	A	411,629

130,000	Cudahy, CA Community Devel. Commission Tax Allocation[2]	7.250	10/01/2021	10/01/2021		162,721

40,000	Culver City, CA COP	5.750	01/01/2016	11/30/2015	A	40,171

25,000	Culver City, CA Redevel. Agency[2]	5.500	11/01/2020	11/30/2015	A	25,457

15,000	Culver City, CA Redevel. Finance Authority[2]	5.600	11/01/2025	11/30/2015	A	15,064

25,000	Culver City, CA Redevel. Finance Authority[2]	5.500	11/01/2019	11/30/2015	A	25,457

20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	11/30/2015	A	20,034

1,000,000	Davis, CA Redevel. Agency Tax Allocation[2]	6.500	12/01/2026	12/01/2021	A	1,239,640

975,000	Delano, CA Union High School District[2]	5.100	02/01/2023	02/01/2023		1,168,664

510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[2]	6.000	09/01/2023	09/01/2019	A	583,124

300,000	Dinuba, CA Redevel. Agency Tax Allocation[2]	5.750	09/01/2028	06/23/2020	A	335,502

360,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[2]	5.125	08/01/2020	02/01/2016	A	362,452

50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[2]	5.125	08/01/2028	02/01/2016	A	50,184

20,000	Eastside, CA Union School District[2]	5.125	08/01/2026	02/01/2016	A	20,196

145,000	El Cerrito, CA Redevel. Agency Tax Allocation[2]	5.000	07/01/2019	11/30/2015	A	145,281

630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022	A	715,100

800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022	A	901,176

45,000	El Monte, CA COP (Dept. of Public Social Services Facility)[2]	5.000	06/01/2019	06/01/2016	A	45,950

1,170,000	Emery, CA Unified School District[2]	6.250	08/01/2026	08/01/2021	A	1,434,326

3,240,000	Emery, CA Unified School District[2]	6.500	08/01/2031	08/01/2021	A	4,083,210

5,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	09/01/2016	B	5,224

15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	B	6,298

9  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$20,000	Folsom Cordova, CA Unified School District School COP	5.125%	03/01/2018	11/30/2015	A	$20,085

25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2016	A	25,185

15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2016	A	15,112

845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017	A	876,882

250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	10/01/2022	11/30/2015	A	250,950

1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[2]	5.250	09/01/2020	11/30/2015	A	1,667,398

95,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[2]	5.000	09/01/2023	11/30/2015	A	95,374

725,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[2]	5.500	09/01/2032	11/30/2015	A	734,280

25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[2]	5.000	09/01/2021	11/30/2015	A	25,046

200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	11/30/2015	A	200,612

220,000	Fontana, CA Redevel. Agency (Jurupa Hills)[2]	5.500	10/01/2027	04/01/2016	A	222,715

40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[2]	5.450	09/01/2029	11/30/2015	A	40,065

550,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[2]	5.000	09/01/2022	11/30/2015	A	551,298

265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	03/01/2016	A	269,937

1,045,000	Fontana, CA Special Tax Community Facilities District No. 2-A2	5.250	09/01/2017	03/01/2016	A	1,063,413

100,000	Freshwater, CA School District[2]	5.000	08/01/2025	02/01/2016	A	100,419

2,160,000	Fresno, CA Joint Powers Financing Authority[2]	5.250	10/01/2024	11/30/2015	A	2,161,555

870,000	Fresno, CA Joint Powers Financing Authority[2]	5.000	04/01/2022	04/01/2018	A	901,746

110,000	Fresno, CA Joint Powers Financing Authority[2]	5.250	08/01/2018	11/30/2015	A	110,262

10,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2019	11/30/2015	A	10,041

30,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2020	11/30/2015	A	30,122

140,000	Fresno, CA Joint Powers Financing Authority[2]	5.750	06/01/2026	11/30/2015	A	143,165

25,000	Fresno, CA Joint Powers Financing Authority[2]	5.125	06/01/2031	11/30/2015	A	25,036

65,000	Fresno, CA Joint Powers Financing Authority[2]	5.000	06/01/2028	11/30/2015	A	65,099

135,000	Fullerton, CA Redevel. Agency COP[2]	5.000	04/01/2026	04/01/2017	A	141,107

400,000	Galt, CA Redevel. Agency Tax Allocation[2]	7.375	09/01/2033	09/01/2021	A	496,904

115,000	Garden Grove, CA COP	5.375	03/01/2017	11/30/2015	A	115,498

20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2016	A	20,159

50,000	Granada, CA Sanitation District Improvement Bond Act 1915	5.700	09/02/2016	03/02/2016	A	50,602

425,000	Grand Terrace, CA Community Redevel. Agency[2]	5.100	09/01/2022	09/01/2019	A	480,565

15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	11/30/2015	A	15,009

20,000	Greenfield, CA Union School District	6.250	09/01/2030	03/01/2016	A	20,764

10,000	Guadalupe, CA Redevel. Agency Tax Allocation[2]	5.125	08/01/2035	11/30/2015	A	10,029

1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2022	11/30/2015	A	1,480,915

1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2023	11/30/2015	A	1,004,010

85,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2018	11/30/2015	A	85,323

10  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$75,000	Hawthorne, CA Community Redevel. Agency	5.000%	09/01/2024	11/30/2015	A	$75,279

3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	04/01/2016	A	3,249,141

150,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2016	A	152,226

30,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2016	A	30,428

100,000	Hayward, CA Unified School District[2]	5.000	08/01/2023	08/01/2016	A	103,594

125,000	Hayward, CA Unified School District[2]	5.250	08/01/2028	08/01/2016	A	129,728

10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2016	A	10,394

5,000	Huntington Beach, CA Community Facilities District[2]	5.400	10/01/2020	04/01/2016	A	5,093

20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	03/01/2016	A	20,110

1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	A	1,122,879

1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,184,543

100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[2]	5.000	08/01/2018	02/01/2016	A	100,949

15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[2]	5.000	08/01/2024	11/30/2015	A	15,059

25,000	Huntington Park, CA Public Financing Authority	5.000	09/01/2022	11/30/2015	A	25,340

2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022	A	3,076,301

20,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2004-3	5.400	09/02/2023	03/02/2016	A	20,659

300,000	Industry, CA GO	5.000	01/01/2024	11/30/2015	A	304,515

70,000	Industry, CA GO	5.000	01/01/2027	11/30/2015	A	71,296

710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023	A	815,442

55,000	Kern Valley, CA Healthcare District	5.250	08/01/2021	11/30/2015	A	55,221

2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018	A	2,233,260

10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	11/30/2015	A	10,023

45,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2016	A	45,304

5,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	04/01/2016	A	5,078

615,000	Lancaster, CA Redevel. Agency[2]	5.500	12/01/2028	12/01/2020	A	710,663

55,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	12/01/2015	A	55,152

10,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	12/01/2015	A	10,026

150,000	Lawndale, CA Elementary School District[2]	5.000	08/01/2029	02/01/2016	A	151,680

230,000	Lincoln, CA Public Financing Authority[2]	5.000	08/01/2028	02/01/2016	A	231,047

50,000	Livermore, CA Redevel. Agency Tax Allocation	5.250	08/01/2018	11/30/2015	A	50,371

925,000	Livermore, CA Redevel. Agency Tax Allocation	5.000	08/01/2026	11/30/2015	A	931,512

2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	2,262,500

370,000	Long Beach, CA Bond Finance Authority[2]	5.250	11/15/2023	11/15/2023		435,157

500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[2]	5.000	05/01/2024	05/01/2016	A	521,760

620,000	Long Beach, CA Bond Finance Authority Natural Gas[2]	5.000	11/15/2017	11/15/2017		666,457

685,000	Long Beach, CA Bond Finance Authority Natural Gas[2]	5.250	11/15/2018	11/15/2018		760,877

11  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$850,000	Long Beach, CA Marina[2]	5.000%	05/15/2027	05/15/2025	A	$976,013

50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	11/30/2015	A	50,084

500,000	Long Beach, CA Unified School District[2]	5.750	08/01/2033	08/01/2019	A	584,485

5,585,000	Los Angeles County, CA Community College District[2]	5.000	08/01/2029	08/01/2024	A	6,632,858

5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	03/01/2016	A	5,095

25,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)[2]	5.000	09/01/2019	03/01/2016	A	25,393

85,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2016	A	85,969

60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	11/30/2015	A	60,104

50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2017	11/30/2015	A	50,183

40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	11/30/2015	A	40,165

125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	11/30/2015	A	125,513

120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	11/30/2015	A	120,487

50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2018	11/30/2015	A	50,203

80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	11/30/2015	A	80,328

10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375	05/15/2025	01/30/2016	A	11,023,378

2,605,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[2]	5.000	05/15/2022	05/15/2016	A	2,668,953

500,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[2]	5.000	05/15/2025	05/15/2016	A	511,475

10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	11/30/2015	A	10,039

15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	11/30/2015	A	15,058

100,000	Los Angeles, CA Dept. of Water & Power[2]	5.000	07/01/2026	07/01/2016	A	103,106

125,000	Los Angeles, CA Dept. of Water & Power[2]	5.000	07/01/2031	07/01/2016	A	128,798

500,000	Los Angeles, CA Harbor Dept.[2]	5.000	08/01/2024	08/01/2016	A	526,480

15,000	Los Angeles, CA Mtg. (Section 8)[2]	6.500	07/01/2022	11/30/2015	A	15,047

65,000	Los Angeles, CA Mtg. (Section 8)[2]	5.350	07/01/2022	11/30/2015	A	65,146

35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[2]	5.900	01/01/2030	11/30/2015	A	35,061

145,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)[2]	5.000	08/01/2027	11/30/2015	A	145,577

10,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)	5.000	08/01/2023	11/30/2015	A	10,039

70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	11/30/2015	A	70,295

70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	11/30/2015	A	70,295

205,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	11/30/2015	A	205,865

200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	11/30/2015	A	200,844

325,000	Madera County, CA Board of Education COP[2]	6.125	10/01/2036	10/01/2021	A	389,194

455,000	Madera County, CA COP (Valley Children’s Hospital)[2]	5.750	03/15/2028	11/30/2015	A	456,488

12  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$1,010,000	Madera County, CA COP (Valley Children’s Hospital)	5.000%	03/15/2023	11/30/2015	A	$1,013,565

50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	04/01/2016	A	50,287

1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023	A	1,471,274

1,025,000	Marysville, CA (Fremont-Rideout Health Group / Rideout Memorial Hospital/United Com-Serve Obligated Group)[2]	5.250	01/01/2027	01/01/2021	A	1,154,765

25,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	03/01/2016	A	25,233

705,000	Mendocino Coast, CA Healthcare District[2]	5.875	02/01/2020	11/30/2015	A	707,291

5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2016	A	5,196

450,000	Modesto, CA COP (Golf Course)[1,2]	5.000	11/01/2023	08/04/2020	B	482,000

1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022	A	1,106,570

2,000,000	Montclair, CA Redevel. Agency Tax Allocation[2]	5.300	10/01/2030	11/30/2015	A	2,003,400

470,000	Montebello, CA Public Financing Authority (Montebello Hotel)[2]	5.000	12/01/2024	12/01/2017	A	502,148

1,050,000	Montebello, CA Public Financing Authority (Montebello Hotel)[2]	5.000	12/01/2028	12/01/2017	A	1,112,696

40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.750	03/01/2017	11/30/2015	A	40,375

20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	11/30/2015	A	20,143

355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2016	A	367,858

25,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.000	09/01/2028	03/01/2016	A	25,095

10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)	5.200	06/15/2034	11/30/2015	A	10,035

100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[2]	5.250	08/01/2019	08/01/2019		114,037

260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	11/30/2015	A	260,083

100,000	Northern, CA Inyo County Local Hospital District[2]	5.600	08/01/2035	11/30/2015	A	100,199

395,000	Northern, CA Inyo County Local Hospital District[2]	5.000	12/01/2015	12/01/2015		396,232

835,000	Northern, CA Inyo County Local Hospital District[2]	6.375	12/01/2025	12/01/2020	A	929,472

50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	12/01/2015	A	50,065

10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	12/01/2015	A	10,023

265,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2016	11/30/2015	A	266,076

150,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	11/30/2015	A	150,609

1,120,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2023	11/30/2015	A	1,124,491

1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,137,570

750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021	B	866,955

2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018	A	2,208,240

805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	868,949

685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	745,061

13  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000%	09/01/2027	09/01/2023	A	$806,455

1,270,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2016	A	1,296,010

55,000	Orange County, CA Community Facilities District	5.250	08/15/2019	11/30/2015	A	55,201

15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	03/02/2016	A	15,231

20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.500	09/02/2018	03/02/2016	A	20,252

5,000	Orange County, CA Water District	5.000	08/15/2017	11/30/2015	A	5,021

1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022	A	1,680,195

100,000	Oxnard, CA Financing Authority[2]	5.000	06/01/2036	06/01/2016	A	102,201

50,000	Oxnard, CA Financing Authority[2]	5.300	06/01/2029	06/01/2021	A	55,993

2,000,000	Oxnard, CA Financing Authority Wastewater[2]	5.000	06/01/2029	06/01/2024	A	2,290,980

845,000	Oxnard, CA Harbor District[2]	5.000	08/01/2020	08/01/2020		943,831

460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023	A	539,782

530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023	A	615,171

55,000	Palm Desert, CA Financing Authority[2]	5.000	04/01/2027	04/01/2016	A	55,443

360,000	Palm Desert, CA Financing Authority[2]	5.000	04/01/2030	04/01/2016	A	362,423

50,000	Palm Desert, CA Financing Authority[2]	5.000	04/01/2026	04/01/2016	A	50,432

125,000	Palm Desert, CA Financing Authority[2]	5.000	04/01/2025	04/01/2016	A	126,149

50,000	Palm Desert, CA Financing Authority[2]	5.200	10/01/2028	04/01/2016	A	50,415

1,230,000	Palm Desert, CA Financing Authority[2]	5.000	08/01/2021	02/01/2016	A	1,238,819

15,000	Palm Desert, CA Financing Authority[2]	4.600	04/01/2022	04/01/2016	A	15,144

320,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	11/30/2015	A	323,638

145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	11/30/2015	A	145,609

10,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	11/30/2015	A	10,040

100,000	Palmdale, CA Civic Authority	5.000	07/01/2025	11/30/2015	A	100,401

125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2016	A	126,584

20,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[2]	5.000	09/01/2024	11/30/2015	A	20,041

25,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[2]	5.000	09/01/2032	11/30/2015	A	25,035

15,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2017	11/30/2015	A	15,054

365,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700	08/01/2018	11/30/2015	A	366,533

15,000	Palo Alto, CA Utility[2]	5.250	06/01/2024	12/01/2015	A	15,066

175,000	Palo Alto, CA Utility[2]	5.250	06/01/2021	12/01/2015	A	175,784

185,000	Perris, CA Elementary School District[2]	6.000	08/01/2027	08/01/2024	A	233,137

205,000	Perris, CA Elementary School District[2]	6.000	08/01/2028	08/01/2024	A	255,977

545,000	Perris, CA Joint Powers Authority	5.000	09/01/2025	09/01/2023	A	605,702

390,000	Perris, CA Public Financing Authority[2]	7.000	10/01/2033	10/01/2018	A	439,604

150,000	Petaluma, CA COP (Airport)[2]	5.125	08/01/2028	11/30/2015	A	150,140

20,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2016	A	20,173

2,265,000	Pico Rivera, CA Public Financing Authority[2]	5.500	09/01/2031	09/01/2019	A	2,567,310

14  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$100,000	Placentia-Yorba Linda, CA Unified School District	5.000%	10/01/2026	11/30/2015	A	$100,380

30,000	Pomona, CA Public Financing Authority	5.000	02/01/2024	11/30/2015	A	30,104

65,000	Pomona, CA Public Financing Authority	5.125	02/01/2016	11/30/2015	A	65,240

25,000	Pomona, CA Public Financing Authority[2]	5.250	02/01/2018	11/30/2015	A	25,085

400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[2]	5.250	02/01/2020	11/30/2015	A	401,232

35,000	Pomona, CA Public Financing Authority (Merged Redevel.)[2]	5.000	02/01/2027	11/30/2015	A	35,054

45,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)[2]	5.000	05/01/2023	11/30/2015	A	45,095

10,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	11/01/2015		10,001

855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023	A	988,816

1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023	A	1,358,721

1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1	5.750	09/01/2028	09/01/2018	A	1,920,546

20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	03/02/2016	A	20,073

30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/02/2016	A	30,196

20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2026	03/02/2016	A	20,080

100,000	Redding, CA Redevel. Agency (Redding School District)[2]	5.125	09/01/2030	11/30/2015	A	100,169

25,000	Redding, CA Redevel. Agency (Redding School District)[2]	5.000	09/01/2021	11/30/2015	A	25,066

30,000	Redding, CA Redevel. Agency (Redding School District)[2]	5.000	09/01/2026	11/30/2015	A	30,058

25,000	Redding, CA Redevel. Agency (Shastec Redevel.)	5.000	09/01/2017	11/30/2015	A	25,070

10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	03/01/2016	A	10,046

20,000	Redlands, CA Unified School District	5.000	07/01/2022	11/30/2015	A	20,079

25,000	Redlands, CA Unified School District	5.000	07/01/2026	11/30/2015	A	25,095

690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	750,658

100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	03/01/2016	A	101,789

50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	03/01/2016	A	50,874

25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	03/01/2016	A	25,533

25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	03/01/2016	A	25,493

65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	03/01/2016	A	66,252

100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	03/01/2016	A	101,856

20,000	Rio Hondo, CA Community College District	5.000	08/01/2017	11/30/2015	A	20,082

450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	491,940

225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	03/01/2016	A	229,979

130,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	11/30/2015	A	130,554

15  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[2]	5.000%	10/01/2022	10/01/2016	A	$102,665

300,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	12/10/2017	B	254,433

305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[2]	5.750	10/01/2020	10/01/2020		353,748

15,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	03/02/2016	A	15,327

335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	03/02/2016	A	346,983

315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	03/02/2016	A	326,466

200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	03/02/2016	A	201,468

1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022	A	1,830,584

1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022	A	1,280,930

100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[2]	5.000	08/01/2019	08/01/2017	A	105,845

150,000	Riverside, CA Unified School District[2]	5.000	12/01/2026	12/01/2015	A	150,603

100,000	Rocklin, CA Unified School District Community Facilities District No. 1	5.000	09/01/2025	11/30/2015	A	100,380

25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	03/01/2016	A	25,178

50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2016	A	50,423

85,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2016	A	85,718

500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023	A	535,870

405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2023	A	435,282

440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023	A	475,160

365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023	A	395,967

110,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.400	09/01/2028	03/01/2016	A	110,660

80,000	Roseville, CA Natural Gas Finance Authority[2]	5.000	02/15/2023	02/15/2023		91,589

190,000	Roseville, CA Natural Gas Finance Authority[2]	5.000	02/15/2021	02/15/2021		215,314

265,000	Roseville, CA Natural Gas Finance Authority[2]	5.000	02/15/2024	02/15/2024		304,480

100,000	Roseville, CA Natural Gas Finance Authority[2]	5.000	02/15/2025	02/15/2025		115,058

795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2021	11/30/2015	A	798,132

430,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2023	11/30/2015	A	431,634

555,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2022	11/30/2015	A	557,159

1,200,000	Sacramento County, CA Airport System[2]	5.250	07/01/2033	07/01/2018	A	1,302,984

100,000	Sacramento County, CA Airport System[2]	5.500	07/01/2027	07/01/2018	A	110,987

600,000	Sacramento County, CA Airport System[2]	5.000	07/01/2022	07/01/2018	A	664,932

2,975,000	Sacramento County, CA COP[2]	5.750	02/01/2030	02/01/2020	A	3,329,501

70,000	Sacramento County, CA COP	4.750	10/01/2017	11/30/2015	A	70,190

905,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[2]	6.000	02/01/2033	12/01/2015	A	917,236

16  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

California (Continued)

$50,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[2]	5.000%		12/01/2033	12/01/2015	A	$50,210

1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)	5.700		03/01/2034	11/30/2015	A	1,504,590

400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250		06/01/2027	11/30/2015	A	401,852

20,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[2]	5.125		12/01/2028	11/30/2015	A	20,031

10,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.000		12/01/2022	11/30/2015	A	10,038

25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[2]	5.200		12/01/2019	12/01/2015	A	25,110

50,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[2]	5.000		12/01/2017	12/01/2015	A	50,210

50,000	Sacramento, CA City Financing Authority[2]	5.000		12/01/2023	12/01/2015	A	50,210

250,000	Sacramento, CA City Financing Authority[2]	5.000		12/01/2034	12/01/2015	A	251,050

225,000	Sacramento, CA City Financing Authority[2]	5.000		12/01/2024	12/01/2015	A	225,945

30,000	Sacramento, CA City Financing Authority (City Hall)	5.250		12/01/2016	12/01/2015	A	30,133

685,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250		09/01/2023	03/01/2016	A	697,234

785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[2]	5.000		09/01/2026	03/01/2023	A	898,032

850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2025	03/01/2023	A	975,018

1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2024	03/01/2023	A	2,142,478

455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2027	03/01/2023	A	513,654

1,235,000	Sacramento, CA Municipal Utility District[2]	5.000		07/01/2030	07/01/2025	A	1,471,799

135,000	Saddleback Valley, CA Unified School District	5.650		09/01/2017	11/30/2015	A	135,614

70,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)	5.500		11/01/2023	11/30/2015	A	70,295

50,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[4]	05/01/2031	11/30/2015	A	22,021

200,000	San Bernardino County, CA COP (Medical Center Financing)[2]	5.000		08/01/2026	11/30/2015	A	200,754

15,000	San Bernardino County, CA COP (Medical Center Financing)	5.250		08/01/2016	11/30/2015	A	15,065

180,000	San Bernardino County, CA COP (Medical Center Financing)[2]	5.000		08/01/2028	11/30/2015	A	180,450

270,000	San Bernardino County, CA Flood Control District[2]	5.000		08/01/2029	11/30/2015	A	271,004

190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)	5.000		09/01/2019	11/30/2015	A	190,707

50,000	San Bernardino, CA Joint Powers Financing Authority[2]	5.750		10/01/2022	10/01/2022		59,513

70,000	San Bernardino, CA Joint Powers Financing Authority[2]	5.750		10/01/2023	10/01/2023		83,887

200,000	San Bernardino, CA Joint Powers Financing Authority[2]	5.750		10/01/2019	10/01/2019		228,742

17  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$10,000	San Bernardino, CA Joint Powers Financing Authority[2]	5.750%	10/01/2018	10/01/2018		$11,153

180,000	San Bernardino, CA Joint Powers Financing Authority[2]	5.750	10/01/2023	10/01/2023		215,710

335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[2]	5.500	12/01/2020	11/30/2015	A	335,982

160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[2]	5.500	12/01/2020	11/30/2015	A	160,469

440,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[2]	5.500	09/01/2024	02/29/2016	A	439,982

245,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[2]	5.500	09/01/2020	11/30/2015	A	245,017

150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	11/30/2015	A	150,254

295,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	08/05/2016	B	299,419

135,000	San Bernardino, CA Municipal Water Dept.[2]	5.000	02/01/2017	11/30/2015	A	135,392

25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	01/01/2016	A	25,087

50,000	San Bruno, CA Police Facilities Financing[2]	5.250	02/01/2021	11/30/2015	A	50,184

1,520,000	San Diego County, CA Regional Airport Authority[2]	5.000	07/01/2026	07/01/2023	A	1,776,743

90,000	San Diego County, CA Water Authority	4.750	05/01/2028	11/30/2015	A	90,319

640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2028	09/01/2023	A	698,086

720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2023	A	779,054

545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023	A	601,756

610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023	A	667,249

255,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2030	09/02/2018	A	263,958

245,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2029	09/02/2018	A	253,874

285,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2032	09/02/2018	A	294,747

265,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2031	09/02/2018	A	274,423

230,000	San Diego, CA Improvement Bond Act 1915	5.250	09/02/2028	09/02/2018	A	238,087

170,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2022	09/02/2018	A	177,713

180,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2023	09/02/2018	A	187,506

30,000	San Diego, CA Improvement Bond Act 1915	5.800	09/02/2017	03/02/2016	A	30,288

165,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2021	09/02/2018	A	173,646

210,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2026	09/02/2018	A	217,352

220,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2027	09/02/2018	A	227,262

190,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2024	09/02/2018	A	196,984

195,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2018	A	201,548

1,250,000	San Diego, CA Public Facilities Financing Authority[2]	5.000	10/15/2033	10/15/2025	A	1,417,738

1,000,000	San Diego, CA Public Facilities Financing Authority[2]	5.000	10/15/2034	10/15/2025	A	1,126,980

18  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[2]	5.250%	02/15/2032	02/15/2017	A	$1,048,530

10,000	San Diego, CA Redevel. Agency	6.000	11/01/2015	11/01/2015		10,002

5,000	San Diego, CA Redevel. Agency (Centre City Redevel.)	5.250	09/01/2020	11/30/2015	A	5,021

175,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2021	11/30/2015	A	175,733

115,000	San Diego, CA Redevel. Agency (Centre City)[2]	5.350	09/01/2024	11/30/2015	A	115,144

55,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2026	11/30/2015	A	55,209

25,000	San Diego, CA Redevel. Agency (Centre City)[2]	5.600	09/01/2024	11/30/2015	A	25,036

95,000	San Diego, CA Redevel. Agency (Centre City)[2]	5.250	09/01/2026	11/30/2015	A	95,124

100,000	San Diego, CA Redevel. Agency (Centre City)[2]	5.200	09/01/2019	11/30/2015	A	100,229

1,000,000	San Diego, CA Redevel. Agency (Centre City)[2]	6.400	09/01/2019	11/30/2015	A	1,003,940

10,000	San Diego, CA Redevel. Agency (Centre City)[2]	5.500	09/01/2019	11/30/2015	A	10,022

55,000	San Diego, CA Redevel. Agency (Centre City)[2]	5.300	09/01/2020	11/30/2015	A	55,102

20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2026	11/30/2015	A	20,076

80,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875	10/01/2019	11/30/2015	A	80,379

20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[2]	5.000	10/01/2021	11/30/2015	A	20,080

120,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[2]	5.800	09/01/2022	11/30/2015	A	120,252

300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[2]	5.875	09/01/2030	11/30/2015	A	300,456

110,000	San Diego, CA Redevel. Agency (North Park Redevel.)[2]	5.700	09/01/2020	11/30/2015	A	110,392

85,000	San Diego, CA Redevel. Agency (North Park Redevel.)[2]	5.600	09/01/2019	11/30/2015	A	85,294

710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[2]	5.900	09/01/2025	11/30/2015	A	712,151

25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[2]	5.900	09/01/2030	11/30/2015	A	25,065

5,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)[2]	6.750	09/01/2016	03/01/2016	A	5,109

325,000	San Francisco, CA City & County Airports Commission[2]	5.250	01/01/2026	11/30/2015	A	326,303

7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	8,300,325

325,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[2]	5.250	01/01/2024	11/30/2015	A	326,333

510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	11/30/2015	A	512,372

1,130,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.100	01/01/2020	11/30/2015	A	1,135,424

75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[2]	5.250	01/01/2027	11/30/2015	A	75,295

225,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	11/30/2015	A	225,792

1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[2]	5.250	01/01/2022	11/30/2015	A	1,390,900

19  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[2]	5.250%	01/01/2019	11/30/2015	A	$3,052,859

120,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[2]	5.250	01/01/2021	11/30/2015	A	120,508

165,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[2]	5.250	01/01/2020	11/30/2015	A	165,703

100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[2]	5.250	01/01/2023	11/30/2015	A	100,420

35,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2016	A	36,393

500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022	A	575,145

1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	A	1,399,113

1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public’ Improvements)	5.000	08/01/2025	08/01/2022	A	1,798,128

115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[2]	6.000	08/01/2029	08/01/2019	A	130,307

920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020	A	1,032,884

105,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2025	11/30/2015	A	105,436

50,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	11/30/2015	A	50,211

15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	11/30/2015	A	15,062

235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	11/30/2015	A	235,968

85,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2020	11/30/2015	A	85,358

105,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2022	11/30/2015	A	105,391

15,000	San Jose, CA (Libraries, Parks & Public Safety)[2]	5.000	09/01/2030	11/30/2015	A	15,060

50,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2020	11/30/2015	A	50,195

30,000	San Jose, CA (Libraries, Parks & Public Safety)[2]	5.000	09/01/2017	11/30/2015	A	30,120

1,000,000	San Jose, CA Airport[2]	6.250	03/01/2034	03/01/2021	A	1,179,370

15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2024	11/30/2015	A	15,057

25,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2026	11/30/2015	A	25,095

280,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	11/30/2015	A	281,154

50,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2018	11/30/2015	A	50,206

90,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2017	11/30/2015	A	90,371

225,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2016	11/30/2015	A	225,927

25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2016	A	25,992

95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	03/02/2016	A	98,692

20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	09/02/2016		20,595

60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	03/02/2016	A	62,279

245,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[2]	5.350	07/15/2034	05/12/2017	A	255,128

20  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[2]	6.100%	01/01/2031	11/30/2015	A	$25,019

45,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	11/30/2015	A	45,171

65,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	11/30/2015	A	65,253

25,000	San Jose, CA Redevel. Agency[2]	5.000	08/01/2023	08/01/2017	A	26,625

355,000	San Jose, CA Redevel. Agency[2]	5.000	08/01/2017	11/30/2015	A	356,413

1,570,000	San Jose, CA Redevel. Agency[2]	5.000	08/01/2019	11/30/2015	A	1,597,397

35,000	San Jose, CA Redevel. Agency	5.750	08/01/2017	11/30/2015	A	35,161

75,000	San Jose, CA Redevel. Agency[2]	5.000	08/01/2026	08/01/2017	A	79,713

5,300,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	11/30/2015	A	5,322,472

35,000	San Jose, CA Redevel. Agency	5.500	08/01/2016	11/30/2015	A	35,154

200,000	San Jose, CA Redevel. Agency[2]	6.375	08/01/2021	08/01/2018	A	221,212

30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[2]	5.000	08/01/2025	08/01/2017	A	31,950

255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[2]	5.000	08/01/2022	08/01/2017	A	271,024

500,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[2]	5.000	08/01/2026	08/01/2016	A	513,450

100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[2]	5.000	08/01/2024	08/01/2017	A	106,716

210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[2]	5.000	08/01/2023	08/01/2017	A	222,743

115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[2]	5.000	08/01/2027	11/30/2015	A	116,910

1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.250	08/01/2019	11/30/2015	A	1,215,022

20,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.000	08/01/2017	11/30/2015	A	20,059

25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2019	11/30/2015	A	25,099

5,000	San Jose, CA Redevel. Agency Tax Allocation	5.600	08/01/2019	11/30/2015	A	5,022

50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2017	11/30/2015	A	50,165

105,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2018	11/30/2015	A	105,421

60,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2019	11/30/2015	A	60,240

25,000	Santa Clara County, CA Board of Education[2]	5.000	04/01/2021	11/30/2015	A	25,047

1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[2]	5.850	08/01/2031	11/30/2015	A	1,716,389

15,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[2]	5.700	08/01/2021	11/30/2015	A	15,280

80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[2]	5.700	08/01/2021	11/30/2015	A	80,134

500,000	Santa Clara, CA Redevel. Agency (Bayshore North)[2]	5.000	06/01/2022	12/01/2015	A	502,040

400,000	Santa Clara, CA Redevel. Agency (Bayshore North)[2]	5.000	06/01/2020	12/01/2015	A	401,608

635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	716,140

21  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000%	11/15/2025	11/15/2022	A	$1,030,765

1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,288,650

325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	365,323

785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	869,270

40,000	Santa Fe Springs, CA Community Devel. Commission[2]	5.375	09/01/2019	11/30/2015	A	40,138

85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[2]	5.375	09/01/2018	11/30/2015	A	85,311

800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[2]	5.375	09/01/2021	11/30/2015	A	802,408

25,000	Santa Nella County, CA Water District	6.250	09/02/2028	07/08/2023	B	24,830

20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2016	A	20,200

35,000	Santa Rosa, CA Redevel. Agency (Southwest Redevel.)	5.000	08/01/2025	11/30/2015	A	35,133

500,000	Santa Rosa, CA Wastewater[2]	5.250	09/01/2026	09/01/2016	A	531,085

710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	794,270

895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	989,065

770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	857,449

830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	919,839

1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,406,527

15,000	Sequoia, CA Hospital District	5.375	08/15/2023	12/31/2015	A	16,668

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	102,850

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	102,705

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	102,475

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	102,242

15,000	Sierra Kings, CA Health Care District[2]	5.000	08/01/2029	11/30/2015	A	15,024

400,000	Sierra View, CA Local Health Care District[2]	5.250	07/01/2024	07/01/2017	A	431,720

40,000	Signal Hill CA Redevel. Agency[2]	5.250	10/01/2024	10/01/2019	A	44,692

525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[2]	5.250	09/01/2019	11/30/2015	A	526,664

25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2021	11/30/2015	A	25,100

25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[2]	5.000	09/01/2030	11/30/2015	A	25,037

165,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[2]	5.350	12/01/2028	11/30/2015	A	165,180

1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	A	1,216,768

22  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$1,925,000	South Gate, CA Utility Authority	5.250%	10/01/2027	10/01/2022	A	$2,224,665

30,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	11/30/2015	A	30,125

30,000	South Orange County, CA Public Financing Authority[2]	5.800	09/02/2018	03/02/2016	A	30,551

250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)	5.000	08/15/2024	11/30/2015	A	250,863

260,000	Southern CA Mono Health Care District[2]	5.000	08/01/2021	08/01/2021		293,220

925,000	Southern CA Public Power Authority[2]	5.000	11/01/2018	11/01/2018		1,020,284

300,000	Southern CA Public Power Authority[2]	6.000	07/01/2025	07/01/2018	A	341,931

20,000	Southern CA Public Power Authority	5.750	07/01/2021	11/30/2015	A	20,093

25,000	Southern CA Public Power Authority	5.500	07/01/2020	11/30/2015	A	25,111

5,000	Southern CA Public Power Authority	5.500	07/01/2020	11/30/2015	A	5,022

4,050,000	Southern CA Tobacco Securitization Authority[2]	4.750	06/01/2025	11/30/2015	A	4,050,284

50,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2016	A	50,433

25,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[2]	5.375	09/01/2021	09/01/2021		24,832

250,000	Stockton, CA Unified School District (Election 2005)	5.000	09/01/2019	11/30/2015	A	250,950

50,000	Stockton, CA Unified School District (Election 2008)[2]	5.000	08/01/2023	08/01/2016	A	52,471

25,000	Stockton-East, CA Water District[2]	5.000	04/01/2019	11/30/2015	A	25,059

25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2022	11/30/2015	A	25,103

15,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	11/30/2015	A	15,062

700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	A	814,226

415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	A	487,895

300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	A	356,778

1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2028	10/01/2023	A	1,692,749

1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	A	1,712,219

4,550,000	Sweetwater, CA Union High School District	5.000	09/01/2027	11/30/2015	A	4,567,290

135,000	Sweetwater, CA Union High School District	5.000	09/01/2029	11/30/2015	A	135,513

35,000	Taft, CA Public Financing Authority (Community Correctional Facility)	6.050	01/01/2017	11/30/2015	A	35,140

825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	903,829

500,000	Temecula, CA Redevel. Agency[2]	5.125	08/01/2027	11/30/2015	A	503,805

50,000	Temecula, CA Redevel. Agency[2]	5.000	08/01/2020	11/30/2015	A	50,095

2,020,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[2]	6.000	06/01/2022	11/30/2015	A	2,054,663

100,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[2]	5.500	06/01/2031	11/30/2015	A	101,880

270,000	Torrance, CA Redevel. Agency[2]	5.500	09/01/2028	11/30/2015	A	270,340

10,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[2]	5.550	09/01/2018	11/30/2015	A	10,029

45,000	Tracy, CA Community Facilities District	6.300	09/01/2026	11/30/2015	A	45,093

25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	11/30/2015	A	25,042

30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	03/01/2016	A	30,005

23  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$550,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000%	10/15/2017	04/20/2017	B	$582,302

515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	A	582,841

420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	A	493,303

445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2025	09/01/2023	A	516,151

470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	A	541,802

490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	A	560,046

125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[2]	7.125	09/01/2026	09/01/2021	A	158,226

250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[2]	6.500	12/01/2028	06/01/2021	A	303,390

750,000	University of California (Regents Medical Center)[2]	5.000	05/15/2026	05/15/2016	A	775,890

10,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2016	A	10,114

235,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1],[2]	6.000	11/01/2024	11/30/2015	A	235,484

100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	11/30/2015	A	100,326

325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2019	11/30/2015	A	326,121

175,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2026	11/30/2015	A	175,604

25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2016	A	25,306

40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	03/01/2016	A	40,390

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	03/01/2016	A	30,135

40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	03/01/2016	A	40,170

270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	12/01/2016	A	271,993

165,000	Vernon, CA Electric System	5.125	08/01/2021	08/30/2018	C	183,132

370,000	Vernon, CA Electric System[2]	5.125	08/01/2021	09/06/2018	A	409,882

25,000	Victorville, CA Redevel. Agency (Bear Valley Road)[2]	5.125	12/01/2031	11/30/2015	A	25,039

120,000	Vista, CA Joint Powers Financing Authority[2]	6.100	10/01/2021	04/01/2016	A	122,760

10,000	Vista, CA Unified School District[2]	5.125	05/01/2023	05/01/2016	A	10,226

10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	11/30/2015	A	10,028

770,000	Washington Township, CA Health Care District[2]	5.000	07/01/2018	11/30/2015	A	773,026

800,000	Washington Township, CA Health Care District[2]	5.250	07/01/2029	11/30/2015	A	802,280

3,420,000	West Contra Costa, CA Healthcare District COP	5.500	07/01/2029	11/30/2015	A	3,428,208

150,000	West Covina, CA Redevel. Agency[2]	5.100	09/01/2025	03/01/2016	A	152,274

180,000	West Covina, CA Redevel. Agency[2]	5.000	09/01/2026	11/30/2015	A	180,176

25,000	West Covina, CA Redevel. Agency[2]	5.000	09/01/2031	11/30/2015	A	25,015

85,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)[2]	5.300	09/01/2025	11/30/2015	A	85,089

24  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

California (Continued)

$1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[2]	7.250%		09/01/2031	09/01/2021	A	$1,255,790

875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[2]	7.000		09/01/2026	09/01/2021	A	1,087,538

135,000	West Valley-Mission, CA Community College District[2]	5.000		08/01/2022	08/01/2016	A	139,884

2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000		09/01/2025	09/01/2023	A	2,699,423

1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000		09/01/2025	09/01/2018	A	1,245,276

1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000		09/01/2027	09/01/2018	A	1,346,476

45,000	Whittier, CA Union High School District	5.000		08/01/2022	11/30/2015	A	45,185

835,000	William S. Hart CA Union High School District	5.000		09/01/2025	09/01/2023	A	928,002

260,000	Yorba Linda, CA Redevel. Agency Tax Allocation[2]	5.250		09/01/2023	03/01/2016	A	261,726

190,000	Yuba County, CA COP[2]	5.000		02/01/2028	08/01/2020	A	212,988

200,000	Yuba County, CA COP[2]	5.000		02/01/2029	08/01/2020	A	226,396

170,000	Yuba County, CA COP[2]	5.000		02/01/2026	08/01/2020	A	191,452

165,000	Yuba County, CA COP[2]	5.000		02/01/2025	08/01/2020	A	186,871

155,000	Yuba County, CA COP[2]	5.000		02/01/2024	08/01/2020	A	175,545

180,000	Yuba County, CA COP[2]	5.000		02/01/2027	08/01/2020	A	201,778

							479,542,471

U.S. Possessions—17.0%
1,250,000	Guam International Airport Authority	6.000		10/01/2023	08/01/2018	A	1,384,075

155,000	Guam Power Authority, Series A	5.000		10/01/2022	10/01/2022		185,155

150,000	Guam Power Authority, Series A	5.000		10/01/2021	10/01/2021		177,043

265,000	Guam Power Authority, Series A	5.000		10/01/2025	10/01/2022	A	313,500

155,000	Guam Power Authority, Series A	5.000		10/01/2027	10/01/2022	A	181,114

225,000	Guam Power Authority, Series A	5.000		10/01/2026	10/01/2022	A	265,504

100,000	Guam Power Authority, Series A	5.000		10/01/2019	10/01/2019		114,484

150,000	Guam Power Authority, Series A	5.000		10/01/2020	10/01/2020		174,960

2,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[3]	07/01/2024	04/23/2021	B	1,817,125

7,320,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.500		05/15/2039	11/30/2015	A	7,320,878

21,679,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.375		05/15/2033	11/30/2015	A	21,765,282

560,000	Puerto Rico Commonwealth GO	5.625		07/01/2031	02/04/2031	B	362,023

370,000	Puerto Rico Commonwealth GO2	6.000		07/01/2027	07/01/2018	A	372,324

2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	07/01/2020		1,351,300

75,000	Puerto Rico Commonwealth GO2	6.125	[3]	07/01/2024	04/23/2021	B	75,872

100,000	Puerto Rico Commonwealth GO	5.375		07/01/2030	07/01/2030		64,144

2,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	07/01/2029		1,312,760

1,270,000	Puerto Rico Commonwealth GO	5.500		07/01/2020	07/01/2020		1,283,945

205,000	Puerto Rico Commonwealth GO	5.500		07/01/2017	07/01/2017		174,689

170,000	Puerto Rico Commonwealth GO2	5.500		07/01/2018	07/01/2018		176,059

70,000	Puerto Rico Commonwealth GO2	5.500		07/01/2016	07/01/2016		71,113

1,145,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	05/09/2029	B	733,040

200,000	Puerto Rico Commonwealth GO	5.000		07/01/2022	07/01/2022		132,670

25  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions (Continued)

$3,000,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250%	07/01/2028	07/01/2028		$1,931,370

260,000	Puerto Rico Electric Power Authority, Series B7	5.000	07/01/2016	07/01/2016		176,810

500,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250	07/01/2028	07/01/2028		321,895

555,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2016	07/01/2016		563,974

300,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2025	07/01/2025		287,217

175,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2022	07/01/2022		172,310

3,460,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2023	07/01/2023		3,379,071

230,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	07/01/2024		222,520

25,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	07/01/2025		23,935

455,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2024	07/01/2024		451,528

2,015,000	Puerto Rico Electric Power Authority, Series WW7	5.500	07/01/2018	07/01/2018		1,308,501

40,000	Puerto Rico Electric Power Authority, Series ZZ7	5.000	07/01/2018	07/01/2018		25,975

9,000,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2026	07/01/2026		5,815,440

990,000	Puerto Rico Electric Power Authority, Series ZZ7	5.000	07/01/2017	07/01/2017		642,926

150,000	Puerto Rico Government Devel. Bank	5.000	12/01/2016	12/01/2016		67,500

15,000	Puerto Rico HFA[2]	5.500	12/01/2019	12/01/2018	A	16,528

750,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	07/01/2020		469,410

215,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2018	07/01/2018		139,668

1,000,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2022	07/01/2022		609,610

195,000	Puerto Rico Highway & Transportation Authority, Series E2	5.500	07/01/2016	07/01/2016		199,232

70,000	Puerto Rico Highway & Transportation Authority, Series G	5.000	07/01/2022	07/01/2022		42,702

260,000	Puerto Rico IMEPCF (American Home Products)[2]	5.100	12/01/2018	11/30/2015	A	265,762

1,000,000	Puerto Rico Infrastructure Financing Authority[2]	5.250	12/15/2026	12/15/2026		488,480

130,000	Puerto Rico Infrastructure Financing Authority	5.000	07/01/2018	07/01/2018		89,653

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		92,177

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		94,735

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		96,474

2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)[2]	6.625	06/01/2026	10/17/2024	B	2,244,149

50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		49,008

500,000	Puerto Rico ITEMECF (University Plaza)[2]	5.625	07/01/2019	01/01/2016	A	500,640

1,180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	11/30/2015	A	1,183,174

175,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	11/30/2015	A	175,217

600,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	11/30/2015	A	600,594

26  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions (Continued)

$40,000	Puerto Rico Municipal Finance Agency, Series A2	4.750%	08/01/2022	08/01/2022		$39,952

90,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	11/30/2015	A	90,131

45,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	11/30/2015	A	45,040

830,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	11/30/2015	A	830,374

450,000	Puerto Rico Public Buildings Authority	5.500	07/01/2017	07/01/2017		451,917

2,735,000	Puerto Rico Public Buildings Authority[2]	5.250	07/01/2019	07/01/2019		2,778,076

8,305,000	Puerto Rico Public Buildings Authority	5.375	07/01/2033	09/18/2030	B	4,797,051

460,000	Puerto Rico Public Buildings Authority	5.500	07/01/2018	07/01/2018		460,244

2,710,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2021		1,848,193

2,600,000	Puerto Rico Public Buildings Authority	7.000	07/01/2025	04/13/2025	B	1,717,300

1,070,000	Puerto Rico Public Buildings Authority	6.250	07/01/2023	07/01/2023		679,257

3,300,000	Puerto Rico Public Finance Corp., Series B8	6.000	08/01/2026	08/01/2026		577,500

1,750,000	Puerto Rico Public Finance Corp., Series B8	5.500	08/01/2031	07/17/2029	B	306,250

600,000	Puerto Rico Public Finance Corp., Series B8	6.000	08/01/2024	08/01/2024		105,000

1,400,000	Puerto Rico Public Finance Corp., Series B8	6.000	08/01/2025	08/01/2025		245,000

70,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		36,947

230,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	02/21/2039	B	103,896

10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		5,025,600

4,735,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		2,225,450

600,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	08/01/2028		275,916

5,030,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	06/26/2037	B	2,284,676

885,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		438,535

2,505,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		1,225,346

9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		4,965,188

7,150,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		3,554,980

1,080,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	495,277

2,575,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	08/01/2039		1,186,122

1,280,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2036	08/01/2036		578,189

475,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2038	07/12/2038	B	214,581

315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		141,432

495,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		227,269

125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[2]	5.000	10/01/2026	10/01/2016	A	129,178

27  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions (Continued)

$160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[2]	5.000%	10/01/2025	10/01/2016	A	$165,706

300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[2]	5.000	10/01/2023	10/01/2016	A	311,037

						101,113,854

Total Investments, at Value (Cost $606,369,398)—97.7%						580,656,325

Net Other Assets (Liabilities)—2.3						13,853,167

Net Assets—100.0%						$594,509,492

28  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

** Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

2. All or a portion of the security position has been segregated for collateral to cover borrowings.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facilities District
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
CHlthSys	Covenant Health System
CMF	CHW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
DHlth	Dignity Health
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medican and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Services
JHAW	JHA West 16

29  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

KCG	Kaiser Credit Group
KFH	Kaiser Foundation Hospitals
KFHP	Kaiser Foundation Health Plan
KHAM	Kaiser Hospital Asset Management
KHPAM	Kaiser Health Plan Asset Management
LAJHFTA	Los Angeles Jewish Home for the Aging
LLMC	Lifelong Medical Care
MHL	Methodist Hospital Levelland
MHPT	Methodist Hospital Plainview Texas
MHRMC	Mission Hospital Regional Medical Center
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PCCD	Palomar Community College District
QVHN	Queen of the Valley Hospital of Napa
RMHF	Redwood Memorial Hospital of Fortuna
SAHS	SRM Alliance Hospital Services
SCADP	Southern California Alcohol & Drug Programs
SFMH	St. Francis Memorial Hospital
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHosp	St. Jude Hospital
SJHS	St. Joseph Health System
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRHF	Saint Rose Hospital Foundation
SRMB	Saint Rose Medical Building
SRMH	SRM Alliance Hospital Services
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
USAWCA	USA Waste of California
V.I.	United States Virgin Islands
WM	Waste Management
WMC	Waste Management of California
Y/S	Yucaipa/Sweetwater

30  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the

31  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered by third-party
Security Type	pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation

32  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

33  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	—	479,542,471	—	479,542,471
U.S. Possessions	—	101,113,854	—	101,113,854

Total Assets	$—	$580,656,325	$—	$580,656,325

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate

34  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal

35  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and the semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes

36  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $11,023,378 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

    At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,335,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF2021 Trust[3]	12.689%	5/15/25	$4,358,378

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are

37  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$1,285,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$6,898,275
Market Value	$1,233,750
Market Value as % of Net Assets	0.21%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $10,222,917, representing 1.72% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risks

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

38  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risks (Continued)

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$599,756,532[1]

Gross unrealized appreciation	$16,041,357
Gross unrealized depreciation	(41,754,932)

Net unrealized depreciation	$(25,713,575)

1. The Federal tax cost of securities does not include cost of $6,613,368, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

39  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	12/9/2015